Unaudited Consolidated Statements of Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Revenues (note 3)	$ 420,696,000	$ 416,562,000	$ 1,359,576,000	$ 1,216,226,000
Voyage expenses	(92,689,000)	(90,899,000)	(294,492,000)	(271,688,000)
Vessel operating expenses	(159,616,000)	(155,985,000)	(479,229,000)	(475,207,000)
Time-charter hire expenses (note 6)	(28,932,000)	(20,965,000)	(87,587,000)	(61,024,000)
Depreciation and amortization	(73,633,000)	(69,967,000)	(219,589,000)	(205,238,000)
General and administrative expenses	(20,016,000)	(20,650,000)	(63,856,000)	(69,803,000)
Write-down and loss on sales of vessels (note 7)	(175,785,000)	(2,201,000)	(179,113,000)	(53,693,000)
Restructuring charges (note 14)	(414,000)	(813,000)	(10,404,000)	(4,065,000)
(Loss) income from vessel operations	(130,389,000)	55,082,000	25,306,000	75,508,000
Interest expense	(67,707,000)	(67,343,000)	(211,583,000)	(181,494,000)
Interest income	1,485,000	2,103,000	6,407,000	5,875,000
Realized and unrealized (losses) gains on non-designated derivative instruments (note 16)	(1,924,000)	(2,168,000)	(18,311,000)	17,981,000
Equity income (loss) (note 4)	21,514,000	13,744,000	(46,423,000)	41,698,000
Foreign exchange gain (loss) (notes 10 and 16)	5,628,000	3,553,000	(2,853,000)	16,104,000
Loss on deconsolidation of Teekay Offshore (note 4)	0	0	0	(7,070,000)
Other loss (note 10)	(1,424,000)	(2,400,000)	(12,495,000)	(2,795,000)
(Loss) income before income taxes	(172,817,000)	2,571,000	(259,952,000)	(34,193,000)
Income tax expense (note 17)	(3,091,000)	(4,334,000)	(11,531,000)	(17,197,000)
Net loss	(175,908,000)	(1,763,000)	(271,483,000)	(51,390,000)
Net income attributable to non-controlling interests	(22,270,000)	(10,242,000)	(50,437,000)	(9,494,000)
Net loss attributable to the shareholders of Teekay Corporation	$ (198,178,000)	$ (12,005,000)	$ (321,920,000)	$ (60,884,000)
Basic and diluted loss attributable to shareholders of Teekay Corporation (in usd per share)	$ (1.97)	$ (0.12)	$ (3.20)	$ (0.61)
Per common share of Teekay Corporation (note 18)
Common Stock, Dividends, Per Share, Declared		$ 0.055
Weighted average number of common shares outstanding (note 18)
Basic and Diluted (in shares)	100,784,683	100,435,045	100,697,251	99,412,381